Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,525,000
Previously Paid Amount	0.00
Total Fee Amount	8,220.40
Total Offset Amount	0.00
Net Fee	8,220.40
Narrative - Max Aggregate Offering Price	$ 59,525,000
Final Prospectus	true